Stock-Based Compensation Plans	12 Months Ended
Sep. 30, 2020
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation Plans

6. Stock-Based Compensation Plans.

Participation in FRP Plans

Prior to the Company’s spin-off from FRP Holdings, Inc. (FRP) in January 2015, the Company's directors, officers and key employees previously were eligible to participate in FRP's 2000 Stock Option Plan and the 2006 Stock Option Plan under which options for shares of common stock were granted to directors, officers and key employees.

Post Spin-Off Patriot Incentive Stock Plan

As part of the spin-off transaction, the Board of Directors of the Company adopted the Patriot Transportation Holding, Inc. Incentive Stock Plan. (“Patriot Plan”) in January, 2015. In exchange for all outstanding FRP options held on January 30, 2015, existing Company directors, officers and key employees holding option grants in the FRP Stock Option Plan(s) were issued new grants in the Patriot and FRP Plans based upon the relative value of Patriot and FRP immediately following the completion of the spin-off with the same remaining terms. All related compensation expense has been allocated to the Company (rather than FRP) and included in corporate expenses. The number of common shares available for future issuance in the Patriot Plan was 163,400 at September 30, 2020.

On January 30, 2020, the Company paid an extraordinary dividend of $3.00 per share to all shareholders of record. In accordance with Section 4.2 of the 2006 Stock Incentive Plan, Section 11 of the 2014 Equity Incentive Plan, and Section 409A of the Internal Revenue Code, the Company has adjusted the terms of all stock option grants outstanding and the stock appreciation rights as of the close of business on January 30, 2020.

Patriot utilizes the Black-Scholes valuation model for estimating fair value of stock compensation for options awarded to officers and employees. Each grant is evaluated based upon assumptions at the time of grant or modification. The revised assumptions due to the revaluation are dividend yield of 4.16%, expected volatility between 22% and 30%, risk-free interest rate of 1.5 to 1.7% and expected life of 0.8 to 6.9 years.

The dividend yield of 4.16% was based on the anticipated regular quarterly dividend at the date of modification for the extraordinary dividend. Expected volatility is estimated based on historical experience over a period equivalent to the expected life in years. The risk-free interest rate is based on the U.S. Treasury constant maturity interest rate at the date of grant or modification with a term consistent with the expected life of the options granted. The expected life calculation is based on the observed and expected time to exercise options by the employees.

In December 2016, the Company approved and issued a long-term performance incentive to an officer in the form of stock appreciation rights. As adjusted for the extraordinary dividend the Company granted 132,286 stock appreciation rights. The adjusted market price of the grant was $16.82, and the executive will get a cash award at age 65 based upon the stock price at that date compared to the adjusted market price of $16.82 but in no event will the award be less than $500,000. The Company is expensing the fair value of the award over the 9.1 year vesting period to the officer’s attainment of age 65, with periodic adjustments to the liability estimate based upon changes in the assumptions used to calculate the estimated liability. The accrued liability under this plan as of September 30, 2020 and 2019 was $342,000 and $252,000, respectively.

The annual director stock grant was 25,950 shares in fiscal 2020 at $12.90, 18,863 shares in fiscal 2019 at $19.25, and 18,863 shares in fiscal 2018 at $19.53, based on the market prices indicated on the date of the grants.

The Company recorded the following stock compensation expense in its consolidated statements of income (in thousands):

	Years Ended September 30
	2020	2019	2018
Stock option grants	$239	227	221
Annual director stock award	335	363	368
	$574	590	589

A summary of Company stock options is presented below (in thousands, except share and per share amounts):

		Weighted	Weighted	Weighted
	Number	Average	Average	Average
	Of	Exercise	Remaining	Grant Date
Options	Shares	Price	Term (yrs)	Fair Value(000's)

Outstanding at
October 1, 2017	150,255	$22.16	6.3	$1,259
Granted	33,960	18.57		240
Exercised	(5,801)	21.44		(53)
Forfeited	(5,319)	22.03		(48)
Outstanding at
September 30, 2018	173,095	$21.49	6.3	$1,398
Granted	29,920	20.10		240
Exercised	(4,000)	18.84		(31)
Forfeited	(10,000)	18.24		(76)
Outstanding at
September 30, 2019	189,015	$21.49	6.3	$1,531
Term Adjustment	148,877
Granted	68,865	18.40		275
Forfeited	(6,035)	23.99		(57)
Outstanding at
September 30, 2020 (a)	400,722	$14.96	6.6	$1,749
Exercisable at
September 30, 2020	191,597	$16.09	4.8	$1,002
Vested during
twelve months ended
September 30, 2020	39,070			$204

(a)	The Company stock option intrinsic values were adjusted as of January 30, 2020, the date of the extraordinary dividend. Stock option activity, including the weighted average exercise price, was not retroactively adjusted.

The following table summarizes information concerning stock options outstanding at September 30, 2020:

	Shares	Weighted	Weighted
Range of Exercise	Under	Average	Average
Prices per Share	Option	Exercise Price	Remaining Life

Non-exercisable:
$12.00 – $15.00	183,455	13.66	8.6
$15.01 - $18.76	25,669	15.90	5.9
	209,124	$13.94	8.3	Years
Exercisable:
$12.00 - $15.00	69,901	13.69	4.1
$15.01 - $18.76	91,390	16.35	5.6
$18.77 - $23.46	30,307	20.83	3.7
	191,598	$16.09	4.8	Years
Total (a)	400,722	$14.96	6.6	Years

(a)	The Company stock option intrinsic values were adjusted as of January 30, 2020, the date of the extraordinary dividend. Stock option activity, including the weighted average exercise price, was not retroactively adjusted.

There were no exercisable or outstanding in-the-money options based on the Company’s market closing price of $8.95 on September 30, 2020.

The realized tax benefit from option exercises during fiscal 2020 was $11,000 which pertained to FRP options exercised that were granted to persons employed by Patriot. The unrecognized compensation expense of Patriot options granted as of September 30, 2020 was $540,000, which is expected to be recognized over a weighted-average period of 3.2 years.